STATEMENT OF MATERIAL ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Jun. 30, 2026
Plant And Equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Plant And Equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Buildings and Leasehold Improvements | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Buildings and Leasehold Improvements | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years